Retirement Benefits Expected Future Benefit Payments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Other Postretirement Benefits (Gross, Before Medicare Part D) [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2017	$ 26
2018	25
2019	23
2020	22
2021	19
2022 - 2026	39
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2017	10
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2017	12
Funded Plans [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2017	1
2018	1
2019	1
2020	1
2021	1
2022 - 2026	6
Unfunded Plans [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2017	7
2018	7
2019	6
2020	6
2021	5
2022 - 2026	$ 17